AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value ($)

Long Positions - 78.0%

Common Stocks - 78.0%

Aerospace & Defense - 2.4%
General Dynamics Corp.(a)	4,560	1,554,960
HEICO Corp.(a)	4,104	1,324,853
L3Harris Technologies, Inc.(a)	5,016	1,531,937
Lockheed Martin Corp.(a)	3,192	1,593,478
Northrop Grumman Corp.(a)	2,280	1,389,250
RTX Corp.(a)	8,664	1,449,747
		8,844,225
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.(a)	10,944	1,448,985
Expeditors International of Washington, Inc.(a)	11,400	1,397,526
United Parcel Service, Inc., Class B(a)	15,960	1,333,139
		4,179,650
Automobile Components - 0.4%
Gentex Corp.(a)	49,704	1,406,623

Biotechnology - 0.4%
AbbVie, Inc.(a)	6,840	1,583,734

Broadline Retail - 0.8%
eBay, Inc.(a)	15,048	1,368,616
Etsy, Inc.*(a)	25,080	1,665,061
		3,033,677
Building Products - 0.4%
Allegion plc	8,208	1,455,689

Capital Markets - 1.4%
Cboe Global Markets, Inc.(a)	5,928	1,453,842
CME Group, Inc.(a)	5,016	1,355,273
MarketAxess Holdings, Inc.(a)	7,296	1,271,328
Virtu Financial, Inc., Class A(a)	32,376	1,149,348
		5,229,791
Chemicals - 1.5%
CF Industries Holdings, Inc.(a)	16,416	1,472,515
Ecolab, Inc.	5,016	1,373,682
International Flavors & Fragrances, Inc.(a)	20,976	1,290,863
Linde plc(a)	2,736	1,299,600
		5,436,660
Commercial Services & Supplies - 2.3%
RB Global, Inc.	12,312	1,334,128
Republic Services, Inc., Class A(a)	5,928	1,360,357
Rollins, Inc.(a)	25,080	1,473,199
Tetra Tech, Inc.(a)	38,304	1,278,588
Veralto Corp.(a)	13,224	1,409,811
Waste Management, Inc.(a)	6,384	1,409,779
		8,265,862
Communications Equipment - 1.2%
Cisco Systems, Inc.(a)	20,520	1,403,978
Investments	Shares	Value ($)
Communications Equipment (continued)
F5, Inc.*(a)	4,560	1,473,746
Motorola Solutions, Inc.(a)	3,192	1,459,670
		4,337,394
Consumer Finance - 0.4%
FirstCash Holdings, Inc.(a)	9,576	1,517,030

Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos., Inc., Class A	72,504	1,269,545
BJ's Wholesale Club Holdings, Inc.*	14,592	1,360,704
Dollar General Corp.(a)	12,768	1,319,573
		3,949,822
Containers & Packaging - 2.2%
Amcor plc(a)	165,984	1,357,749
Avery Dennison Corp.(a)	8,208	1,331,092
Ball Corp.(a)	26,448	1,333,508
Crown Holdings, Inc.(a)	14,136	1,365,396
Graphic Packaging Holding Co.(a)	62,472	1,222,577
Sonoco Products Co.(a)	30,096	1,296,837
		7,907,159
Distributors - 0.8%
LKQ Corp.(a)	44,688	1,364,772
Pool Corp.(a)	4,560	1,413,919
		2,778,691
Diversified Consumer Services - 1.2%
Bright Horizons Family Solutions, Inc.*(a)	11,856	1,287,206
H&R Block, Inc.(a)	27,816	1,406,655
Service Corp. International(a)	17,784	1,479,985
		4,173,846
Diversified Telecommunication Services - 1.4%
AT&T, Inc.(a)	49,248	1,390,763
Frontier Communications Parent, Inc.*(a)	37,848	1,413,623
Iridium Communications, Inc.(a)	57,000	995,220
Verizon Communications, Inc.(a)	31,920	1,402,884
		5,202,490
Electric Utilities - 2.0%
American Electric Power Co., Inc.(a)	12,312	1,385,100
Duke Energy Corp.(a)	11,400	1,410,750
Eversource Energy(a)	21,888	1,557,112
Exelon Corp.(a)	31,464	1,416,195
Southern Co. (The)(a)	15,048	1,426,099
		7,195,256
Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc.*(a)	10,944	1,324,224
Crane NXT Co.(a)	22,344	1,498,612
Teledyne Technologies, Inc.*(a)	2,736	1,603,405
		4,426,241
Entertainment - 0.5%
Electronic Arts, Inc.(a)	8,208	1,655,554

Financial Services - 2.3%
Fidelity National Information Services, Inc.	20,064	1,323,020

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Investments	Shares	Value ($)
Financial Services (continued)
Fiserv, Inc.*(a)	10,032	1,293,426
Jack Henry & Associates, Inc.(a)	8,664	1,290,329
Rocket Cos., Inc., Class A	74,328	1,440,477
UWM Holdings Corp., Class A(a)	243,504	1,482,939
Western Union Co. (The)(a)	163,704	1,307,995
		8,138,186
Food Products - 2.3%
Conagra Brands, Inc.(a)	74,784	1,369,295
Flowers Foods, Inc.(a)	94,392	1,231,815
General Mills, Inc.(a)	28,728	1,448,466
Hershey Co. (The)(a)	7,752	1,450,012
Hormel Foods Corp.(a)	48,792	1,207,114
Mondelez International, Inc., Class A(a)	22,800	1,424,316
		8,131,018
Ground Transportation - 0.8%
CSX Corp.(a)	43,320	1,538,293
Union Pacific Corp.(a)	6,384	1,508,986
		3,047,279
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories(a)	10,488	1,404,763
Becton Dickinson & Co.(a)	7,296	1,365,592
Dentsply Sirona, Inc.(a)	98,040	1,244,128
Hologic, Inc.*(a)	20,976	1,415,670
Penumbra, Inc.*	5,472	1,386,167
Teleflex, Inc.(a)	10,944	1,339,108
		8,155,428
Health Care Providers & Services - 3.4%
Cencora, Inc.(a)	5,016	1,567,650
Centene Corp.*(a)	48,792	1,740,899
Chemed Corp.(a)	3,192	1,429,186
Cigna Group (The)(a)	4,560	1,314,420
Elevance Health, Inc.(a)	4,560	1,473,427
Molina Healthcare, Inc.*(a)	8,208	1,570,683
Quest Diagnostics, Inc.(a)	7,752	1,477,376
UnitedHealth Group, Inc.(a)	4,560	1,574,568
		12,148,209
Health Care REITs - 1.2%
Omega Healthcare Investors, Inc., REIT(a)	33,288	1,405,420
Ventas, Inc., REIT(a)	20,976	1,468,110
Welltower, Inc., REIT(a)	8,664	1,543,405
		4,416,935
Hotels, Restaurants & Leisure - 2.2%
Choice Hotels International, Inc.	11,856	1,267,525
Darden Restaurants, Inc.(a)	6,840	1,302,062
McDonald's Corp.(a)	4,560	1,385,739
Texas Roadhouse, Inc., Class A(a)	8,208	1,363,759
Wendy's Co. (The)(a)	136,800	1,253,088
Yum! Brands, Inc.(a)	9,576	1,455,552
		8,027,725
Household Durables - 1.1%
DR Horton, Inc.(a)	8,208	1,391,010
Lennar Corp., Class A(a)	10,488	1,321,907
Investments	Shares	Value ($)
Household Durables (continued)
NVR, Inc.*(a)	170	1,365,892
		4,078,809
Household Products - 0.4%
Church & Dwight Co., Inc.(a)	15,048	1,318,656

Industrial Conglomerates - 0.4%
Honeywell International, Inc.(a)	6,384	1,343,832

Insurance - 8.6%
Aflac, Inc.(a)	12,768	1,426,186
Aon plc, Class A(a)	3,648	1,300,804
Arch Capital Group Ltd.(a)	15,504	1,406,678
Axis Capital Holdings Ltd.(a)	14,592	1,397,913
Brown & Brown, Inc.(a)	14,592	1,368,584
Chubb Ltd.(a)	5,016	1,415,766
CNA Financial Corp.(a)	28,728	1,334,703
Erie Indemnity Co., Class A	4,104	1,305,729
Everest Group Ltd.(a)	4,104	1,437,344
Hanover Insurance Group, Inc. (The)(a)	8,208	1,490,819
Hartford Insurance Group, Inc. (The)(a)	10,488	1,398,994
Loews Corp.(a)	14,592	1,464,891
Marsh & McLennan Cos., Inc.(a)	6,840	1,378,465
Old Republic International Corp.(a)	35,568	1,510,573
RenaissanceRe Holdings Ltd.(a)	5,928	1,505,297
RLI Corp.(a)	20,976	1,368,055
Ryan Specialty Holdings, Inc., Class A(a)	24,168	1,362,108
Selective Insurance Group, Inc.	18,240	1,478,717
Travelers Cos., Inc. (The)(a)	5,016	1,400,567
W R Berkley Corp.(a)	19,608	1,502,365
White Mountains Insurance Group Ltd.(a)	912	1,524,426
Willis Towers Watson plc(a)	4,104	1,417,727
		31,196,711
Interactive Media & Services - 0.4%
Match Group, Inc.(a)	37,848	1,336,791

IT Services - 3.5%
Accenture plc, Class A(a)	5,472	1,349,395
Akamai Technologies, Inc.*(a)	18,240	1,381,862
Amdocs Ltd.(a)	16,416	1,346,933
ASGN, Inc.*(a)	26,904	1,273,904
Cognizant Technology Solutions Corp., Class A(a)	19,608	1,315,109
DXC Technology Co.*(a)	99,408	1,354,931
Gartner, Inc.*	5,928	1,558,293
International Business Machines Corp.(a)	5,928	1,672,645
VeriSign, Inc.(a)	5,016	1,402,323
		12,655,395
Machinery - 0.4%
Otis Worldwide Corp.(a)	15,960	1,459,223

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Investments	Shares	Value ($)
Media - 0.8%
Comcast Corp., Class A(a)	41,496	1,303,804
Fox Corp., Class A(a)	23,712	1,495,279
		2,799,083
Metals & Mining - 0.4%
Royal Gold, Inc.	7,752	1,554,896

Multi-Utilities - 0.8%
CMS Energy Corp.(a)	19,608	1,436,482
Consolidated Edison, Inc.(a)	14,136	1,420,951
		2,857,433
Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.(a)	9,120	1,416,245
ConocoPhillips(a)	14,592	1,380,257
Coterra Energy, Inc.	58,824	1,391,188
Expand Energy Corp.	14,592	1,550,254
Exxon Mobil Corp.(a)	12,768	1,439,592
Kinder Morgan, Inc.(a)	52,896	1,497,486
Occidental Petroleum Corp.(a)	30,552	1,443,582
Williams Cos., Inc. (The)(a)	24,624	1,559,930
		11,678,534
Passenger Airlines - 0.3%
Alaska Air Group, Inc.*(a)	23,256	1,157,684

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.(a)	29,640	1,336,764
Johnson & Johnson(a)	7,752	1,437,376
Organon & Co.(a)	154,584	1,650,957
Perrigo Co. plc(a)	59,280	1,320,166
Pfizer, Inc.(a)	56,544	1,440,741
Royalty Pharma plc, Class A(a)	39,216	1,383,541
Zoetis, Inc.(a)	9,120	1,334,438
		9,903,983
Professional Services - 4.5%
Automatic Data Processing, Inc.(a)	4,560	1,338,360
Booz Allen Hamilton Holding Corp.(a)	12,768	1,276,162
Broadridge Financial Solutions, Inc.(a)	5,472	1,303,266
CACI International, Inc., Class A*(a)	2,736	1,364,662
FTI Consulting, Inc.*(a)	8,664	1,400,536
Leidos Holdings, Inc.(a)	7,752	1,464,818
Maximus, Inc.(a)	16,416	1,499,930
Parsons Corp.*(a)	17,784	1,474,649
Paychex, Inc.(a)	10,032	1,271,656
Science Applications International Corp.(a)	11,856	1,178,131
UL Solutions, Inc., Class A(a)	22,344	1,583,296
Verisk Analytics, Inc., Class A(a)	5,016	1,261,574
		16,417,040
Residential REITs - 0.8%
Equity LifeStyle Properties, Inc., REIT(a)	23,712	1,439,318
Sun Communities, Inc., REIT(a)	11,400	1,470,600
		2,909,918
Retail REITs - 0.8%
Agree Realty Corp., REIT(a)	19,608	1,392,952
Investments	Shares	Value ($)
Retail REITs (continued)
Realty Income Corp., REIT(a)	24,168	1,469,173
		2,862,125
Semiconductors & Semiconductor Equipment - 0.4%
Enphase Energy, Inc.*(a)	36,936	1,307,165

Software - 4.7%
Appfolio, Inc., Class A*(a)	5,016	1,382,710
Bentley Systems, Inc., Class B(a)	25,992	1,338,068
Blackbaud, Inc.*(a)	21,432	1,378,292
Dolby Laboratories, Inc., Class A(a)	19,152	1,386,030
Gen Digital, Inc.(a)	45,600	1,294,584
Guidewire Software, Inc.*(a)	6,840	1,572,242
Informatica, Inc., Class A*(a)	56,544	1,404,553
Intuit, Inc.(a)	2,280	1,557,035
Roper Technologies, Inc.(a)	2,736	1,364,416
Tyler Technologies, Inc.*(a)	2,736	1,431,366
Workiva, Inc.*	17,784	1,530,847
Zoom Communications, Inc., Class A*(a)	17,784	1,467,180
		17,107,323
Specialized REITs - 1.8%
American Tower Corp., REIT(a)	6,840	1,315,469
Crown Castle, Inc., REIT(a)	13,680	1,319,983
Gaming and Leisure Properties, Inc., REIT(a)	29,184	1,360,266
SBA Communications Corp., Class A, REIT	6,384	1,234,346
VICI Properties, Inc., Class A, REIT(a)	41,952	1,368,055
		6,598,119
Specialty Retail - 2.7%
AutoZone, Inc.*(a)	456	1,956,349
GameStop Corp., Class A*(a)	62,928	1,716,676
Murphy USA, Inc.(a)	3,648	1,416,372
O'Reilly Automotive, Inc.*(a)	13,680	1,474,841
TJX Cos., Inc. (The)(a)	10,488	1,515,936
Ulta Beauty, Inc.*	2,736	1,495,908
		9,576,082
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.(a)	25,536	1,335,533

Tobacco - 0.4%
Altria Group, Inc.(a)	20,976	1,385,675

Trading Companies & Distributors - 0.4%
Fastenal Co.(a)	28,272	1,386,459

Water Utilities - 0.8%
American Water Works Co., Inc.(a)	9,576	1,332,883

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Investments	Shares	Value ($)
Water Utilities (continued)
Essential Utilities, Inc.(a)	36,024	1,437,358
		2,770,241
Total Common Stocks (Cost $282,649,428)		281,640,884

Total Long Positions (Cost $282,649,428)		281,640,884

Short Positions - (74.8)%

Common Stocks - (74.8)%

Aerospace & Defense - (1.9)%
ATI, Inc.	(17,328)	(1,409,460)
Axon Enterprise, Inc.	(1,824)	(1,308,975)
Boeing Co. (The)	(5,472)	(1,181,022)
General Electric Co.	(4,560)	(1,371,739)
Howmet Aerospace, Inc.	(7,296)	(1,431,694)
		(6,702,890)
Automobile Components - (0.4)%
Mobileye Global, Inc., Class A	(93,936)	(1,326,376)

Automobiles - (0.4)%
Tesla, Inc.	(3,648)	(1,622,339)

Banks - (2.1)%
Citigroup, Inc.	(13,680)	(1,388,520)
Pinnacle Financial Partners, Inc.	(13,680)	(1,283,047)
Synovus Financial Corp.	(25,080)	(1,230,926)
Webster Financial Corp.	(20,976)	(1,246,814)
Western Alliance Bancorp	(15,048)	(1,304,963)
Zions Bancorp NA	(22,800)	(1,290,024)
		(7,744,294)
Biotechnology - (3.6)%
Alkermes plc	(45,144)	(1,354,320)
Alnylam Pharmaceuticals, Inc.	(2,736)	(1,247,616)
Arrowhead Pharmaceuticals, Inc.	(61,560)	(2,123,204)
Denali Therapeutics, Inc.	(83,904)	(1,218,286)
Insmed, Inc.	(10,032)	(1,444,708)
Moderna, Inc.	(51,072)	(1,319,190)
Sarepta Therapeutics, Inc.	(71,592)	(1,379,578)
Ultragenyx Pharmaceutical, Inc.	(44,232)	(1,330,499)
Vaxcyte, Inc.	(43,320)	(1,560,386)
		(12,977,787)
Building Products - (0.7)%
Carrier Global Corp.	(19,608)	(1,170,598)
Johnson Controls International plc	(11,856)	(1,303,567)
		(2,474,165)
Capital Markets - (5.9)%
Ameriprise Financial, Inc.	(2,736)	(1,344,060)
Ares Management Corp., Class A	(7,296)	(1,166,558)
Blackstone, Inc.	(7,752)	(1,324,429)
Blue Owl Capital, Inc., Class A	(69,768)	(1,181,172)
Investments	Shares	Value ($)
Capital Markets (continued)
Carlyle Group, Inc. (The)	(20,064)	(1,258,013)
Coinbase Global, Inc., Class A	(4,104)	(1,385,059)
Evercore, Inc., Class A	(4,104)	(1,384,361)
Goldman Sachs Group, Inc. (The)	(1,824)	(1,452,543)
Interactive Brokers Group, Inc., Class A	(20,520)	(1,411,981)
Jefferies Financial Group, Inc.	(20,520)	(1,342,418)
KKR & Co., Inc.	(9,120)	(1,185,144)
Lazard, Inc., Class A	(22,800)	(1,203,384)
Morgan Stanley	(8,664)	(1,377,230)
Robinhood Markets, Inc., Class A	(11,856)	(1,697,542)
Stifel Financial Corp.	(11,400)	(1,293,558)
TPG, Inc., Class A	(21,432)	(1,231,268)
		(21,238,720)
Chemicals - (1.5)%
Albemarle Corp.	(15,960)	(1,294,037)
Chemours Co. (The)	(86,184)	(1,365,154)
DuPont de Nemours, Inc.	(16,872)	(1,314,329)
Olin Corp.	(56,088)	(1,401,639)
		(5,375,159)
Communications Equipment - (1.4)%
Arista Networks, Inc.	(9,576)	(1,395,319)
Ciena Corp.	(14,136)	(2,059,191)
Lumentum Holdings, Inc.	(10,488)	(1,706,503)
		(5,161,013)
Construction & Engineering - (1.9)%
Comfort Systems USA, Inc.	(1,824)	(1,505,128)
EMCOR Group, Inc.	(2,280)	(1,480,951)
MasTec, Inc.	(7,296)	(1,552,662)
Quanta Services, Inc.	(3,192)	(1,322,829)
WillScot Holdings Corp.	(53,352)	(1,126,261)
		(6,987,831)
Construction Materials - (0.4)%
Eagle Materials, Inc.	(5,472)	(1,275,195)

Consumer Finance - (1.7)%
Capital One Financial Corp.	(5,928)	(1,260,174)
Credit Acceptance Corp.	(2,280)	(1,064,601)
OneMain Holdings, Inc.	(21,432)	(1,210,051)
SoFi Technologies, Inc.	(51,072)	(1,349,322)
Synchrony Financial	(17,328)	(1,231,154)
		(6,115,302)
Consumer Staples Distribution & Retail - (2.4)%
Costco Wholesale Corp.	(1,368)	(1,266,262)
Dollar Tree, Inc.	(11,856)	(1,118,851)
Maplebear, Inc.	(30,552)	(1,123,091)
Performance Food Group Co.	(12,768)	(1,328,383)
Sprouts Farmers Market, Inc.	(9,120)	(992,256)
US Foods Holding Corp.	(16,872)	(1,292,732)
Walmart, Inc.	(13,680)	(1,409,861)
		(8,531,436)
Diversified Consumer Services - (0.4)%
Duolingo, Inc., Class A	(4,104)	(1,320,831)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Investments	Shares	Value ($)
Electric Utilities - (1.1)%
Constellation Energy Corp.	(4,104)	(1,350,503)
NextEra Energy, Inc.	(17,328)	(1,308,091)
NRG Energy, Inc.	(9,120)	(1,476,984)
		(4,135,578)
Electrical Equipment - (3.0)%
Eaton Corp. plc	(3,648)	(1,365,264)
Emerson Electric Co.	(10,032)	(1,315,998)
GE Vernova, Inc.	(2,280)	(1,401,972)
Hubbell, Inc., Class B	(2,736)	(1,177,328)
nVent Electric plc	(14,592)	(1,439,355)
Regal Rexnord Corp.	(8,664)	(1,242,764)
Sensata Technologies Holding plc	(39,672)	(1,211,980)
Vertiv Holdings Co., Class A	(10,032)	(1,513,427)
		(10,668,088)
Electronic Equipment, Instruments & Components - (0.8)%
Coherent Corp.	(14,136)	(1,522,730)
Fabrinet	(4,104)	(1,496,400)
		(3,019,130)
Energy Equipment & Services - (1.5)%
Noble Corp. plc	(46,512)	(1,315,359)
TechnipFMC plc	(36,024)	(1,421,147)
Transocean Ltd.	(430,008)	(1,341,625)
Weatherford International plc	(21,432)	(1,466,592)
		(5,544,723)
Entertainment - (0.7)%
Netflix, Inc.	(912)	(1,093,415)
Roku, Inc., Class A	(13,680)	(1,369,778)
		(2,463,193)
Financial Services - (2.0)%
Affirm Holdings, Inc., Class A	(16,872)	(1,233,006)
Apollo Global Management, Inc.	(9,576)	(1,276,193)
Block, Inc., Class A	(16,416)	(1,186,384)
Shift4 Payments, Inc., Class A	(14,592)	(1,129,421)
Toast, Inc., Class A	(29,640)	(1,082,156)
WEX, Inc.	(7,752)	(1,221,173)
		(7,128,333)
Food Products - (0.3)%
Darling Ingredients, Inc.	(37,848)	(1,168,368)

Gas Utilities - (0.8)%
MDU Resources Group, Inc.	(79,800)	(1,421,238)
Southwest Gas Holdings, Inc.	(16,872)	(1,321,753)
		(2,742,991)
Ground Transportation - (0.8)%
Lyft, Inc., Class A	(77,976)	(1,716,252)
XPO, Inc.	(9,576)	(1,237,889)
		(2,954,141)
Health Care Equipment & Supplies - (1.7)%
Align Technology, Inc.	(9,120)	(1,142,007)
Dexcom, Inc.	(17,328)	(1,166,001)
GE HealthCare Technologies, Inc.	(17,784)	(1,335,578)
Intuitive Surgical, Inc.	(2,736)	(1,223,621)
Masimo Corp.	(9,120)	(1,345,656)
		(6,212,863)
Investments	Shares	Value ($)
Health Care Providers & Services - (1.1)%
Guardant Health, Inc.	(20,520)	(1,282,089)
HealthEquity, Inc.	(14,592)	(1,382,884)
Tenet Healthcare Corp.	(7,296)	(1,481,380)
		(4,146,353)
Health Care REITs - (0.4)%
Alexandria Real Estate Equities, Inc., REIT	(15,960)	(1,330,106)

Health Care Technology - (0.4)%
Doximity, Inc., Class A	(19,608)	(1,434,325)

Hotel & Resort REITs - (0.4)%
Host Hotels & Resorts, Inc., REIT	(77,064)	(1,311,629)

Hotels, Restaurants & Leisure - (3.7)%
Caesars Entertainment, Inc.	(50,160)	(1,355,574)
Carnival Corp.	(41,040)	(1,186,466)
Cava Group, Inc.	(19,608)	(1,184,519)
DoorDash, Inc., Class A	(5,472)	(1,488,329)
DraftKings, Inc., Class A	(27,360)	(1,023,264)
Dutch Bros, Inc., Class A	(18,240)	(954,682)
Expedia Group, Inc.	(5,928)	(1,267,110)
MGM Resorts International	(33,744)	(1,169,567)
Norwegian Cruise Line Holdings Ltd.	(52,896)	(1,302,829)
Royal Caribbean Cruises Ltd.	(3,648)	(1,180,420)
Viking Holdings Ltd.	(20,976)	(1,303,868)
		(13,416,628)
Household Durables - (0.6)%
Newell Brands, Inc.	(226,176)	(1,185,162)
SharkNinja, Inc.	(10,944)	(1,128,874)
		(2,314,036)
Independent Power and Renewable Electricity Producers - (1.2)%
AES Corp. (The)	(98,040)	(1,290,206)
Talen Energy Corp.	(3,648)	(1,551,786)
Vistra Corp.	(6,840)	(1,340,093)
		(4,182,085)
Interactive Media & Services - (1.4)%
IAC, Inc.	(36,480)	(1,242,873)
Pinterest, Inc., Class A	(36,024)	(1,158,892)
Reddit, Inc., Class A	(5,928)	(1,363,381)
ZoomInfo Technologies, Inc., Class A	(127,680)	(1,392,989)
		(5,158,135)
Life Sciences Tools & Services - (1.1)%
Illumina, Inc.	(13,224)	(1,255,883)
Medpace Holdings, Inc.	(2,736)	(1,406,742)
Repligen Corp.	(10,944)	(1,462,885)
		(4,125,510)
Machinery - (1.8)%
Chart Industries, Inc.	(6,384)	(1,277,758)
Flowserve Corp.	(24,168)	(1,284,287)
Gates Industrial Corp. plc	(50,616)	(1,256,289)
Ingersoll Rand, Inc.	(15,960)	(1,318,615)
ITT, Inc.	(7,752)	(1,385,748)
		(6,522,697)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Investments	Shares	Value ($)
Media - (0.7)%
Sirius XM Holdings, Inc.	(56,544)	(1,316,061)
Trade Desk, Inc. (The), Class A	(25,080)	(1,229,171)
		(2,545,232)
Metals & Mining - (2.2)%
Alcoa Corp.	(41,040)	(1,349,806)
Cleveland-Cliffs, Inc.	(124,032)	(1,513,190)
Commercial Metals Co.	(22,800)	(1,305,984)
Freeport-McMoRan, Inc.	(29,640)	(1,162,481)
Nucor Corp.	(8,664)	(1,173,365)
Steel Dynamics, Inc.	(10,032)	(1,398,762)
		(7,903,588)
Multi-Utilities - (0.4)%
Sempra	(15,960)	(1,436,081)

Office REITs - (1.2)%
BXP, Inc., REIT	(18,696)	(1,389,861)
Kilroy Realty Corp., REIT	(32,376)	(1,367,886)
Vornado Realty Trust, REIT	(35,112)	(1,423,089)
		(4,180,836)
Oil, Gas & Consumable Fuels - (1.5)%
APA Corp.	(55,176)	(1,339,673)
Civitas Resources, Inc.	(37,848)	(1,230,060)
Texas Pacific Land Corp.	(1,368)	(1,277,220)
Valero Energy Corp.	(9,120)	(1,552,771)
		(5,399,724)
Passenger Airlines - (0.7)%
Joby Aviation, Inc.	(88,920)	(1,435,169)
United Airlines Holdings, Inc.	(12,768)	(1,232,112)
		(2,667,281)
Personal Care Products - (1.2)%
Coty, Inc., Class A	(354,312)	(1,431,421)
elf Beauty, Inc.	(11,400)	(1,510,272)
Estee Lauder Cos., Inc. (The), Class A	(14,592)	(1,285,847)
		(4,227,540)
Pharmaceuticals - (0.4)%
Elanco Animal Health, Inc.	(72,960)	(1,469,414)

Professional Services - (0.7)%
Dayforce, Inc.	(18,696)	(1,287,967)
TransUnion	(14,592)	(1,222,518)
		(2,510,485)
Real Estate Management & Development - (1.4)%
CBRE Group, Inc., Class A	(8,208)	(1,293,253)
Howard Hughes Holdings, Inc.	(17,328)	(1,423,842)
Jones Lang LaSalle, Inc.	(4,104)	(1,224,141)
Zillow Group, Inc., Class C	(15,048)	(1,159,448)
		(5,100,684)
Retail REITs - (0.4)%
Simon Property Group, Inc., REIT	(7,296)	(1,369,240)

Semiconductors & Semiconductor Equipment - (5.8)%
Advanced Micro Devices, Inc.	(7,752)	(1,254,196)
Amkor Technology, Inc.	(53,808)	(1,528,147)
Broadcom, Inc.	(4,560)	(1,504,390)
Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment (continued)
GLOBALFOUNDRIES, Inc.	(38,760)	(1,389,158)
Lam Research Corp.	(12,768)	(1,709,635)
Lattice Semiconductor Corp.	(20,064)	(1,471,093)
Marvell Technology, Inc.	(17,784)	(1,495,101)
Microchip Technology, Inc.	(19,152)	(1,229,941)
Micron Technology, Inc.	(11,400)	(1,907,448)
MKS, Inc.	(12,312)	(1,523,856)
Monolithic Power Systems, Inc.	(1,368)	(1,259,436)
NVIDIA Corp.	(7,296)	(1,361,288)
Onto Innovation, Inc.	(11,856)	(1,532,032)
Rambus, Inc.	(17,328)	(1,805,578)
		(20,971,299)
Software - (2.2)%
AppLovin Corp., Class A	(2,736)	(1,965,926)
Crowdstrike Holdings, Inc., Class A	(3,192)	(1,565,293)
Palantir Technologies, Inc., Class A	(8,208)	(1,497,303)
Unity Software, Inc.	(32,832)	(1,314,593)
Zscaler, Inc.	(5,016)	(1,503,095)
		(7,846,210)
Specialized REITs - (0.8)%
Iron Mountain, Inc., REIT	(14,136)	(1,441,024)
Lamar Advertising Co., Class A, REIT	(10,488)	(1,283,941)
		(2,724,965)
Specialty Retail - (1.9)%
Carvana Co., Class A	(3,648)	(1,376,172)
ESC GCI LIBERTY, Inc. SR‡	(6,956)	—
Five Below, Inc.	(9,120)	(1,410,864)
RH	(5,928)	(1,204,332)
Wayfair, Inc., Class A	(17,784)	(1,588,645)
Williams-Sonoma, Inc.	(6,840)	(1,336,878)
		(6,916,891)
Technology Hardware, Storage & Peripherals - (1.8)%
Dell Technologies, Inc., Class C	(10,032)	(1,422,237)
Pure Storage, Inc., Class A	(22,344)	(1,872,651)
Super Micro Computer, Inc.	(29,640)	(1,420,941)
Western Digital Corp.	(16,416)	(1,970,905)
		(6,686,734)
Textiles, Apparel & Luxury Goods - (1.0)%
Capri Holdings Ltd.	(61,104)	(1,217,192)
Deckers Outdoor Corp.	(11,400)	(1,155,618)
VF Corp.	(89,832)	(1,296,276)
		(3,669,086)
Trading Companies & Distributors - (1.0)%
Core & Main, Inc., Class A	(20,064)	(1,080,045)
United Rentals, Inc.	(1,368)	(1,305,975)
WESCO International, Inc.	(5,928)	(1,253,772)
		(3,639,792)
Total Common Stocks (Proceeds $(268,505,972))		(270,097,332)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Investments	Number of Rights	Value ($)

CONTINGENT VALUE RIGHTS - 0.0%

Biotechnology - 0.0%
Blueprint Medicines Corp., CVR‡ (Proceeds $–)	(15,120)	—

Total Short Positions (Proceeds $(268,505,972))		(270,097,332)

Total Investments - 3.2% (Net Cost and Proceeds $14,143,456)		11,543,552
Other assets less liabilities - 96.8%		349,503,697
Net Assets - 100.0%		361,047,249

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $139,543,424.
‡	Security fair valued as of September 30, 2025 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2025 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2025 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2025

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	91,923,411	9/28/2027	Morgan Stanley	4.44%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	364,262
USD	(114,802,264)	9/27/2027	Morgan Stanley	3.69%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	(28,124)
							336,138

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate (based on the U.S. effective federal funds rate), as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

Notes to Quarterly Schedules of Investments

September 30, 2025 (Unaudited)

Investment Valuation

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2025 for the Fund based upon the three levels defined above:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
AGF U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks**	$281,640,884	$—	$—	*	$281,640,884
Liabilities
Common Stocks**	$(270,097,332)	$—	$—		$(270,097,332)
Contingent Value Rights	$—	$—	$—	*	$— *
Total Investments	$11,543,552	$—	$—	*	$11,543,552
Other Financial Instruments
Assets
Swap Agreement***	$—	$364,262	$—		$364,262
Liabilities
Swap Agreement***	$—	$(28,124)	$—		$(28,124)
Total Other Financial Instruments	$—	$336,138	$—		$336,138

* Security has zero value.

** See Schedule of Investments for segregation by industry.

*** The information in this table is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.